Note 9 - Long-term Investments (Details)				0 Months Ended	12 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended				12 Months Ended	7 Months Ended	1 Months Ended																				3 Months Ended
	Dec. 31, 2014 Preferred Stock [Member] Sigurd Cayman [Member]	Apr. 30, 2010 Preferred Stock [Member] Sigurd Cayman [Member] USD ($)	Jul. 31, 2008 Preferred Stock [Member] Sigurd Cayman [Member] USD ($)	Apr. 16, 2012 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2011 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2014 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2003 Preferred Stock [Member] SiGen [Member] USD ($)	Dec. 31, 2014 Preferred Stock [Member] SiGen [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] X-FAB [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] X-FAB [Member] EUR (€)	Nov. 30, 2012 Common Stock [Member] PVEF [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] PVEF [Member]	Dec. 31, 2012 Common Stock [Member] EMC [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] EMC [Member] USD ($)	Jun. 30, 2010 Common Stock [Member] EMC [Member] USD ($)	Jun. 30, 2010 Common Stock [Member] EMC [Member] TWD	Dec. 31, 2014 Common Stock [Member] Verticil [Member]	Dec. 31, 2014 Common Stock [Member] Etrend [Member] HKD	Sep. 30, 2008 Common Stock [Member] Sinomos [Member] USD ($)	Dec. 31, 2014 Common Stock [Member] Sinomos [Member]	Dec. 31, 2006 Common Stock [Member] Sinomos [Member] USD ($)	May 30, 2006 Common Stock [Member] Sinomos [Member] USD ($)	Jan. 31, 2005 Common Stock [Member] Sinomos [Member] USD ($)	Nov. 30, 2012 Equity Securities [Member] PVEF [Member] USD ($)	Jun. 30, 2010 Equity Securities [Member] PVEF [Member] USD ($)	Jun. 30, 2010 Equity Securities [Member] PVEF [Member] SGD	Nov. 30, 2005 Equity Securities [Member] PVEF [Member] USD ($)	Nov. 30, 2005 Equity Securities [Member] PVEF [Member] SGD	Dec. 31, 2014 Sigurd Cayman [Member] USD ($)	Dec. 31, 2013 Sigurd Cayman [Member] USD ($)	Dec. 31, 2014 X-FAB [Member] USD ($)	Dec. 31, 2013 X-FAB [Member] USD ($)	Dec. 31, 2014 PVEF [Member] USD ($)	Dec. 31, 2013 PVEF [Member] USD ($)	Dec. 31, 2014 GEM [Member] USD ($)	Dec. 31, 2013 GEM [Member] USD ($)	Dec. 31, 2014 EMC [Member] USD ($)	Dec. 31, 2013 EMC [Member] USD ($)	Sep. 30, 2014 Verticil [Member] USD ($)	Sep. 30, 2014 Verticil [Member] TWD	Dec. 31, 2014 Verticil [Member] USD ($)	Dec. 31, 2013 Verticil [Member] USD ($)	Jul. 31, 2013 Verticil [Member] USD ($)	Jul. 31, 2013 Verticil [Member] TWD
Note 9 - Long-term Investments (Details) [Line Items]
Cost Method Investment, Purchase Price		$ 1,500,000	$ 5,700,000						$ 4,968,000	€ 4,982,000					$ 1,960,000	62,900,000					$ 4,785,000	$ 3,288,000	$ 5,000,000		$ 357,000	500,000	$ 585,000	1,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	18.88%		19.54%			0.36%		0.06%	1.60%	1.60%		5.00%		10.86%						18.41%
Investment Owned, Balance, Shares (in Shares)	9,690,445					333,334			530,000	530,000				3,474,854	3,468,000	3,468,000	500,000			30,101,353					30	30	20	20
Investment Owned Value Per Unit (in Dollars)																												50,000
Stock Redeemed or Called During Period, Value											445,000
Investment Owned, Balance, Principal Amount						78,000		23,946																497,000
Cost Method Investment Per Share (in Dollars per share)				$ 0.235
Investment Percentage				58.40%													3.33%
Cost-method Investments, Other than Temporary Impairment					422,000		0												13,073,000																				83,000	2,500,000
Cost Method Investment Sale of Shares (in Shares)													200,000
Cost Method Investment Sale of Shares Value													138,000
Cost Method Investments														1,844,000															7,200,000	7,200,000	4,968,000	4,968,000	497,000	497,000	78,000	78,000	1,844,000	1,844,000			167,000	250,000
Equity Method Investments																																											250,000	7,500,000
Marketable Securities, Realized Gain (Loss) (in Dollars)																		436,000
Write Off Outstanding Prepayments																			$ 2,942,000